Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense And Other Current Assets
Prepaid consulting	$ 16,939	$ 148,550	$ 930,893
Insurance	1,601	1,141	987
Prepaid costs	24,121	62,661	27,427
Total	$ 42,661	$ 212,352	$ 959,307